Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0	0	0	0	0	0
EXPENSES
Office and general	40,246	86,215	252,769	215,858	261,032	91,427	611,153
Management fees	46,083	113,334	199,416	726,667	802,500	0	1,200,580
Professional fees	48,193	35,191	148,667	88,635	119,291	258,613	358,809
Gain on debt forgiveness	0	0	0	0	0	(8,000)	(8,000)
Exploration costs	155,425	60,112	440,127	105,868	440,894	0	881,021
Total expenses	(289,947)	(294,852)	(1,040,979)	(1,137,028)	(1,623,717)	(342,040)	(3,043,563)
OTHER INCOME (EXPENSE)
Interest expense	(105,762)	(78,873)	(263,388)	(249,534)	(328,347)	(197,374)	(789,109)
Loss on extinguishment of debt	0	0	(233,062)	0	0	(237,807)	(470,869)
Total other expenses	(105,762)	(78,873)	(496,450)	(249,534)	(328,347)	(435,181)	(1,259,978)
NET LOSS	$ (395,709)	$ (373,725)	$ (1,537,429)	$ (1,386,562)	$ (1,952,064)	$ (777,221)	$ (4,303,541)
BASIC LOSS PER COMMON SHARE	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	99,080,419	92,901,689	96,789,702	91,847,442	92,125,873	88,689,041